Unaudited Condensed Consolidated Statements of Income and Comprehensive Income (Loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	$ 71,055	$ 67,435
Operating expenses:
Cost of revenues	(18,885)	(16,946)
Selling and marketing	(37,559)	(38,870)
General and administrative	(1,611)	(2,266)
Research and development	(1,361)	(641)
Total operating expenses	(59,416)	(58,723)
Income from operations	11,639	8,712
Other income (expenses):
Interest income, net	223	32
Change in fair value of warrant liability		79
Other (expense) income, net	(23)	13
Total other income	200	124
Income before income tax	11,839	8,836
Income tax benefits (expenses)	578	(37)
Net income	12,417	8,799
Less: net gain attributable to non-controlling interest	1	52
Net income attributable to Cheer Holding. Inc’s shareholders	12,416	8,747
Other comprehensive loss
Unrealized foreign currency translation loss	(6,856)	(8,907)
Comprehensive income (loss)	5,561	(108)
Less: comprehensive loss attributable to non-controlling interests	(1)
Comprehensive income (loss) attributable to Cheer Holding. Inc’s shareholders	$ 5,562	$ (108)
Earnings per ordinary share
Basic (in Dollars per share)	$ 1.23	$ 1.17
Weighted average shares used in calculating earnings per ordinary share
Basic (in Shares)	10,058,846	7,507,504